[WELLS FARGO LOGO]
FUNDS

Annual Report
STOCK FUNDS

September 30, 2000

CLASS O
EQUITY INDEX FUND
OTC GROWTH FUND

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  EQUITY INDEX FUND............................................................2

  OTC GROWTH FUND..............................................................4

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  EQUITY INDEX FUND............................................................6

  OTC GROWTH FUND.............................................................20

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................23

  STATEMENTS OF OPERATIONS....................................................24

  STATEMENTS OF CHANGES IN NET ASSETS.........................................25

  FINANCIAL HIGHLIGHTS........................................................26

NOTES TO FINANCIAL HIGHLIGHTS.................................................26
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NOTES TO FINANCIAL STATEMENTS.................................................28
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INDEPENDENT AUDITORS' REPORT..................................................32
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TAX INFORMATION...............................................................33
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LIST OF ABBREVIATIONS.........................................................34
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Volatility once again dominated financial markets during the fiscal year ended September 30, 2000. The Dow Jones Industrial Average (the Dow) soared to a record high in January only to surrender most of its gains by fiscal year-end. Along the way, the utility sector plus small cap and mid cap stocks emerged as market leaders, underscoring the importance of diversification amid changing markets.
   The fiscal year began on an optimistic note, with the average international stock fund climbing 25% during the fourth quarter of 1999, and an average of 18% returns posted by U.S. diversified stock funds. Technology funds far outpaced the broader market, soaring 61% during the period. The market rally capped an unprecedented fifth straight year of double-digit gains, with consumer confidence at an all-time high and unemployment at its lowest level in 30 years. For a while, it appeared as though nothing could impede the upward momentum of the stock market.

ENGINEERING A SOFT LANDING
--------------------------------------------------------------------------------
   In a comment that would set the stage for the market's performance during the first half of 2000, Federal Reserve Board (the Fed) Chairman Alan Greenspan said that he would continue to raise short-term interest rates until the economy and the stock market slowed.
   The threat of rising interest rates and their impact on corporate profits sent shockwaves through the market, with the Dow losing nearly 13% by mid March. In April's second week, the Nasdaq Composite Index took its heaviest-ever decline, dropping 25% in five days and sending investors back to the relative stability of the Dow's old economy -- blue chip stocks. The stock market bubble had burst, with investor sentiment changing from bullish to cautious.
   The six interest rate hikes engineered by the Fed between June 1999 and May 2000 have worked their way through the economy -- and achieved their desired affect. The U.S. economy has settled into a respectable, and sustainable, 3%-4% growth rate following a torrid 7% growth rate in 1999. The long-awaited soft landing convinced many market watchers that the Fed would stop raising interest rates.
   As the fiscal year drew to a close, escalating oil prices replaced concerns over the direction of interest rates. Indeed, higher energy prices combined with slower growth and a weak euro made a big dent in corporate earnings, clouding the investment outlook. At the same time, businesses lacked the pricing power to offset declining profits. Suddenly, single-digit returns became more attractive and more sustainable.

DIVERSIFICATION CAN HELP TAME MARKET VOLATILITY
--------------------------------------------------------------------------------
   Finally, the year held several surprises for investors. The health care and financial sectors returned to favor after a dismal 1999, while small cap and mid cap growth stocks continued to lead the market. Rather than hunting for the next new technology stock, investors were focused more on the fundamentals that would sustain an investment during difficult times.
   Regardless of how stocks perform in the future, Wells Fargo Funds continues to stress the importance of appropriate diversification to help achieve balanced returns. Wells Fargo Funds can help you weather market volatility and reach your long-term investment goals through a spectrum of stock mutual funds to help you reach your financial goals. To learn more about the Wells Fargo Funds, or to review your investment portfolio, please meet with your investment professional.
   Wells Fargo Funds values your business and strives to develop each fund to continue to meet your investment needs. In closing, thank you for investing in Wells Fargo Funds.

  Sincerely,

    /s/ Michael J. Hogan
    MICHAEL J. HOGAN
    PRESIDENT,
    WELLS FARGO FUNDS

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY INDEX FUND -- CLASS O

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Equity Index Fund (the Fund) seeks to approximate the total rate of return of substantially all common stocks comprising the S&P 500 Index(1).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  01/25/84

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class O shares returned 12.87%(2) for the one-year period ended September 30, 2000. The Fund underperformed its benchmark, the S&P 500 Index, which returned 13.28% during the period. The Fund's Class O shares distributed no dividend income and $3.21 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's objective is to approximate the return of the S&P 500 Index. To achieve this goal, the Fund invests in all 500 securities that make up the S&P 500 Index in the same weighting as the S&P 500 Index. Differences between the Fund's performance and that of the S&P 500 Index are due to fund expenses and the effects of cash positions held by the Fund. A small portion of the Fund's assets are kept in cash so that the Fund can handle shareholder transactions without being forced to trade stocks to provide liquidity. Holding cash minimizes transaction costs, but it can hurt performance. The Fund's managers strive to minimize the effect of holding cash by hedging the Fund's cash position with S&P 500 Index futures contracts, which, in effect, give the Fund a 100% equity position.
   The S&P 500 Index experienced dramatic highs and lows over the reporting period. In late 1999 and early 2000, its performance was driven by a powerful rally in technology, media and telecommunications stocks. These stocks entered a sharp correction in March 2000, however, and the volatility persisted through September. Grappling with a number of factors--including higher interest rates, higher crude oil prices and potentially slower growth in the technology and telecommunications industries--investors began to favor sectors that are traditionally considered defensive, such as utilities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the U.S. economy is indeed slowing, a trend that historically has led investors to favor defensive old-line and interest rate sensitive areas of the stock market. As economic growth slows and inflation fears dissipate, the Fund's managers expect the overall S&P 500 Index to move to new all-time highs during the next few months. The Fund's managers will buy and sell securities only to reflect concurrent changes in the underlying index.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                -----------------------------------
                                6-Month*  1-Year   5-Year   10-Year
CLASS O                           (3.73)   12.87    20.91    18.50
BENCHMARK
  S&P 500 INDEX                   (3.60)   13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                            1.00
PRICE TO EARNINGS RATIO
  (TRAILING 12 MONTHS)          28.5X
PRICE TO BOOK RATIO              5.2X
MEDIAN MARKET CAP ($B)           9.3
5 YEAR EARNINGS GROWTH
  (HISTORIC)                    10.4%
NUMBER OF HOLDINGS               503
PORTFOLIO TURNOVER                8%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

GENERAL ELECTRIC COMPANY                            4.39%
CISCO SYSTEMS INCORPORATED                          3.01%
MICROSOFT CORPORATION                               2.44%
EXXON MOBIL CORPORATION                             2.39%
PFIZER INCORPORATED                                 2.18%
INTEL CORPORATION                                   2.15%
CITIGROUP INCORPORATED                              1.87%
ORACLE CORPORATION                                  1.70%
AMERICAN INTERATIONAL GROUP                         1.70%
EMC CORPORATION                                     1.66%

  SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             30%

Financial              18%

Health Care            11%

Energy                  6%

Consumer Non-Cyclical   6%

Consumer Cyclical       6%

Telecommunications      6%

Consumer Services       5%

Basic Materials         4%

Industrials             3%

Utilities               2%

Commercial Services     2%

Transportation          1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Wells Fargo Equity

          Index Fund Class O  S&P 500 Index

9/30/90              $10,000        $10,000

10/31/90              $9,955         $9,957

11/30/90             $10,581        $10,601

12/31/90             $10,867        $10,896

1/31/91              $11,325        $11,371

2/28/91              $12,120        $12,184

3/31/91              $12,392        $12,479

4/30/91              $12,415        $12,509

5/31/91              $12,923        $13,048

6/30/91              $12,338        $12,451

7/31/91              $12,896        $13,031

8/31/91              $13,187        $13,340

9/30/91              $12,964        $13,117

10/31/91             $13,128        $13,293

11/30/91             $12,601        $12,757

12/31/91             $14,017        $14,216

1/31/92              $13,749        $13,952

2/29/92              $13,917        $14,132

3/31/92              $13,640        $13,857

4/30/92              $14,027        $14,264

5/31/92              $14,087        $14,334

6/30/92              $13,870        $14,121

7/31/92              $14,425        $14,698

8/31/92              $14,122        $14,397

9/30/92              $14,277        $14,566

10/31/92             $14,319        $14,616

11/30/92             $14,793        $15,114

12/31/92             $14,968        $15,299

1/31/93              $15,080        $15,427

2/28/93              $15,276        $15,637

3/31/93              $15,586        $15,967

4/30/93              $15,205        $15,581

5/31/93              $15,595        $15,998

6/30/93              $15,627        $16,045

7/31/93              $15,551        $15,981

8/31/93              $16,127        $16,587

9/30/93              $15,995        $16,460

10/31/93             $16,313        $16,800

11/30/93             $16,147        $16,640

12/31/93             $16,323        $16,841

1/31/94              $16,866        $17,414

2/28/94              $16,401        $16,941

3/31/94              $15,677        $16,203

4/30/94              $15,872        $16,410

5/31/94              $16,116        $16,680

6/30/94              $15,718        $16,271

7/31/94              $16,222        $16,805

8/31/94              $16,868        $17,494

9/30/94              $16,453        $17,067

10/31/94             $16,807        $17,450

11/30/94             $16,188        $16,814

12/31/94             $16,404        $17,064

1/31/95              $16,818        $17,506

2/28/95              $17,461        $18,188

3/31/95              $17,962        $18,723

4/30/95              $18,470        $19,274

5/31/95              $19,192        $20,043

6/30/95              $19,617        $20,508

7/31/95              $20,255        $21,188

8/31/95              $20,297        $21,241

9/30/95              $21,128        $22,137

10/31/95             $21,045        $22,058

11/30/95             $21,944        $23,025

12/31/95             $22,348        $23,469

1/31/96              $23,090        $24,267

2/29/96              $23,295        $24,493

3/31/96              $23,501        $24,728

4/30/96              $23,833        $25,091

5/31/96              $24,419        $25,736

6/30/96              $24,497        $25,834

7/31/96              $23,407        $24,692

8/31/96              $23,878        $25,213

9/30/96              $25,196        $26,630

10/31/96             $25,875        $27,365

11/30/96             $27,797        $29,431

12/31/96             $27,236        $28,848

1/31/97              $28,901        $30,648

2/28/97              $29,109        $30,891

3/31/97              $27,903        $29,624

4/30/97              $29,545        $31,390

5/31/97              $31,313        $33,308

6/30/97              $32,709        $34,790

7/31/97              $35,254        $37,556

8/31/97              $33,269        $35,452

9/30/97              $35,059        $37,392

10/31/97             $33,873        $36,143

11/30/97             $35,406        $37,816

12/31/97             $35,989        $38,467

1/31/98              $36,373        $38,890

2/28/98              $38,974        $41,694

3/31/98              $40,945        $43,828

4/30/98              $41,341        $44,276

5/31/98              $40,611        $43,514

6/30/98              $42,261        $45,281

7/31/98              $41,796        $44,801

8/31/98              $35,749        $38,327

9/30/98              $38,024        $40,784

10/31/98             $41,063        $44,099

11/30/98             $43,540        $46,772

12/31/98             $46,031        $49,466

1/31/99              $47,925        $51,548

2/28/99              $46,512        $49,940

3/31/99              $48,257        $51,938

4/30/99              $50,112        $53,948

5/31/99              $48,920        $52,675

6/30/99              $51,599        $55,540

7/31/99              $49,983        $53,806

8/31/99              $49,731        $53,540

9/30/99              $48,373        $52,072

10/31/99             $51,433        $55,368

11/30/99             $52,441        $56,492

12/31/99             $55,473        $59,820

1/31/00              $52,680        $56,817

2/29/00              $51,691        $55,743

3/31/00              $56,716        $61,195

4/30/00              $54,988        $59,353

5/31/00              $53,847        $58,136

6/30/00              $55,154        $59,572

7/31/00              $54,319        $58,643

8/31/00              $57,660        $62,284

9/30/00              $54,599        $58,996

--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class O shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class O shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class O shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

OTC GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The OTC Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Golden Capital Management

FUND MANAGERS
  Greg W. Golden, CFA
  Jeff C. Moser, CFA

INCEPTION DATE
  08/03/00

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class O shares returned 0.80%(1) from the Fund's inception on August 3, 2000, through September 30, 2000, outperforming its benchmark, the Nasdaq 100 Index(2), which returned (1.46)% for the same period. The Fund's Class O shares distributed neither dividends nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's relatively flat return since inception masks the tremendous volatility investors experienced in the market during August and September 2000. That volatility was sparked by high-profile pre-announcements from several major corporations, the euro's declining value versus the U.S. dollar (which makes U.S. goods less competitive overseas), higher crude oil prices and the delayed impact of rising interest rates. In the past, the third quarter has commonly been a volatile period, given that seasonal factors tend to create more uncertainty about the earnings outlook for many companies.
   During the reporting period, the Fund's top performers included Ciena Corporation, a maker of optical networking equipment. Ciena Corporation stock gained over 73% since the Fund's inception. Other strong performers were in the technology (Mercury Interactive) and health care (Geltex Pharmaceuticals) sectors.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Historically, the fourth calendar quarter tends to be the strongest three-month period of the year. Provided that the U.S. Federal Reserve Board begins to shift toward lowering interest rates and investors appreciate the generally positive outlook for the market, the Fund managers look to the fourth quarter to be strong. The Fund's managers are expecting 2001 earnings growth rates of around 11% for the S&P 500 Index(3) and nearly 35% for the technology sector. The Fund managers believe that, should these positive trends prevail, stocks should propel through the fourth quarter and into the new year.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                           Excluding Sales Charge
                                          -------------------------
                                          1-Month*  Since Inception
CLASS O                                    (12.73)          0.80

BENCHMARK

  THE NASDAQ 100 INDEX                     (12.43)         (1.46)(4)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)              59.5X

PRICE TO BOOK RATIO              9.8X

MEDIAN MARKET CAP. ($B)           6.4

NUMBER OF HOLDINGS                79

PORTFOLIO TURNOVER                9%

  TEN LARGEST EQUITY HOLDINGS(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

CISCO SYSTEMS INCORPORATED                          6.15%

INTEL CORPORATION                                   4.71%

SUN MICROSYSTEMS INCORPORATED                       4.50%

ORACLE CORPORATION                                  4.19%

NASDAQ-100 SHARES                                   3.76%

JDS UNIPHASE CORPORATION                            3.31%

MICROSOFT CORPORATION                               3.10%

VERITAS SOFTWARE CORPORATION                        2.78%

NETWORK APPLIANCE INCORPORATED                      2.54%

SIEBEL SYSTEMS INCORPORATED                         2.42%

  SECTOR DISTRIBUTION(6) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology           80%

Health Care           6%

Consumer Cyclical     5%

Commercial Services   4%

Basic Materials       1%

Industrials           1%

Transportation        1%

Financial             1%

Cash                  1%

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) The Nasdaq 100 Index is an unmanaged group of the 100 largest companies listed on the Nasdaq Composite Index. The list is updated quarterly, and companies on this index are typically representative of technology-related industries, such as computer hardware and software products, telecommunications, biotechnology, services and retail/wholesale trade. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4)  The published return since the Fund's inception date of 08/03/00.
(5) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6)  Portfolio holdings are subject to change.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 97.12%
AGRICULTURAL PRODUCTION-CROPS - 0.07%
     17,600  NABISCO GROUP HOLDINGS
             CORPORATION                                        $    501,600
                                                                ------------
AMUSEMENT & RECREATION SERVICES - 0.64%
      6,300  HARRAH'S ENTERTAINMENT
             INCORPORATED+                                           173,250
    112,600  WALT DISNEY COMPANY                                   4,306,950

                                                                   4,480,200
                                                                ------------
APPAREL & ACCESSORY STORES - 0.37%
     45,900  GAP INCORPORATED                                        923,738
     17,800  KOHL'S CORPORATION+                                   1,026,838
     23,300  LIMITED INCORPORATED                                    514,055
      7,000  NORDSTROM INCORPORATED                                  108,938

                                                                   2,573,569
                                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.04%
      2,900  LIZ CLAIBORNE INCORPORATED                              111,650
      6,200  V F CORPORATION                                         153,063

                                                                     264,713
                                                                ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
      6,900  AUTOZONE INCORPORATED+                                  156,543
                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      3,200  RYDER SYSTEM INCORPORATED                                59,000
                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.03%
      3,200  CENTEX CORPORATION                                      102,800
      2,600  KAUFMAN & BROAD HOME
             CORPORATION                                              70,038
      2,200  PULTE CORPORATION                                        72,600

                                                                     245,438
                                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.10%
    125,100  HOME DEPOT INCORPORATED                               6,638,118
     20,700  LOWE'S COMPANIES INCORPORATED                           928,913
      8,800  SHERWIN-WILLIAMS COMPANY                                188,100

                                                                   7,755,131
                                                                ------------
BUSINESS SERVICES - 9.62%
      6,500  ADOBE SYSTEMS INCORPORATED                            1,009,125
    124,700  AMERICA ONLINE INCORPORATED+                          6,702,625
      3,100  AUTODESK INCORPORATED                                    78,663
     33,900  AUTOMATIC DATA PROCESSING
             INCORPORATED                                          2,267,063
     13,300  BMC SOFTWARE INCORPORATED+                              254,363
     10,000  CABLETRON SYSTEMS
             INCORPORATED+                                           293,750
     39,200  CENDANT CORPORATION+                                    426,300
      7,800  CERIDIAN CORPORATION+                                   218,888
     10,000  CITRIX SYSTEMS INCORPORATED+                            200,625
     31,900  COMPUTER ASSOCIATES
             INTERNATIONAL INCORPORATED                              803,481

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
BUSINESS SERVICES (continued)
      9,100  COMPUTER SCIENCES CORPORATION+                     $    675,675
     19,700  COMPUWARE CORPORATION+                                  164,988
      8,300  CONVERGYS CORPORATION+                                  322,663
      3,900  DELUXE CORPORATION                                       79,219
      6,900  ECOLAB INCORPORATED                                     248,831
     25,200  ELECTRONIC DATA SYSTEMS
             CORPORATION                                           1,045,800
      7,600  EQUIFAX INCORPORATED                                    204,725
     21,900  FIRST DATA CORPORATION                                  855,469
     16,100  IMS HEALTH INCORPORATED                                 334,075
     16,600  INTERPUBLIC GROUP OF COMPANIES
             INCORPORATED                                            565,438
     15,300  MCKESSON HBOC INCORPORATED                              467,606
      4,300  MERCURY INTERACTIVE
             CORPORATION+                                            674,025
    284,300  MICROSOFT CORPORATION+                               17,129,075
      5,200  NCR CORPORATION+                                        196,625
     17,500  NOVELL INCORPORATED+                                    173,906
      9,600  OMNICOM GROUP INCORPORATED                              700,200
    152,100  ORACLE CORPORATION+                                  11,977,875
     14,700  PARAMETRIC TECHNOLOGY COMPANY+                          160,780
     15,100  PEOPLESOFT INCORPORATED+                                421,857
      6,400  SAPIENT CORPORATION+                                    260,400
     22,500  SIEBEL SYSTEMS INCORPORATED+                          2,504,530
     85,700  SUN MICROSYSTEMS INCORPORATED+                       10,005,475
     16,900  UNISYS CORPORATION+                                     190,125
     21,700  VERITAS SOFTWARE CORPORATION+                         3,081,400
     29,700  YAHOO! INCORPORATED+                                  2,702,700
      4,000  YOUNG & RUBICAM INCORPORATED                            198,000

                                                                  67,596,345
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 11.29%
     83,700  ABBOTT LABORATORIES                                   3,980,981
     12,400  AIR PRODUCTS AND CHEMICALS
             INCORPORATED                                            446,400
      3,000  ALBERTO CULVER COMPANY                                   86,438
      6,200  ALZA CORPORATION+                                       536,300
     70,400  AMERICAN HOME PRODUCTS
             CORPORATION                                           3,982,000
     55,600  AMGEN INCORPORATED+                                   3,882,444
     12,800  AVON PRODUCTS INCORPORATED                              523,200
      8,000  BIOGEN INCORPORATED+                                    488,000
    106,200  BRISTOL-MYERS SQUIBB COMPANY                          6,066,675
     12,700  CLOROX COMPANY                                          502,444
     31,000  COLGATE-PALMOLIVE COMPANY                             1,463,200
     36,600  DOW CHEMICAL COMPANY                                    912,713
     56,300  E I DU PONT DE NEMOURS &
             COMPANY                                               2,332,931
      4,100  EASTMAN CHEMICAL COMPANY                                151,444
     61,000  ELI LILLY & COMPANY                                   4,948,625
      1,600  FMC CORPORATION+                                        107,300
     56,900  GILLETTE COMPANY                                      1,756,788
      2,800  GREAT LAKES CHEMICAL
             CORPORATION                                              82,075
      5,400  INTERNATIONAL FLAVORS &
             FRAGRANCES INCORPORATED                                  98,550

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     75,100  JOHNSON & JOHNSON                                  $  7,054,706
     11,300  MEDIMMUNE INCORPORATED+                                 872,925
    124,300  MERCK & COMPANY INCORPORATED                          9,252,580
    341,100  PFIZER INCORPORATED                                  15,328,180
     70,100  PHARMACIA CORPORATION                                 4,219,144
      9,400  PPG INDUSTRIES INCORPORATED                             373,063
      8,500  PRAXAIR INCORPORATED                                    317,688
     70,700  PROCTER & GAMBLE COMPANY                              4,736,900
     11,700  ROHM & HAAS COMPANY                                     340,031
     79,100  SCHERING-PLOUGH CORPORATION                           3,678,150
      4,400  SIGMA ALDRICH                                           145,200
      7,300  UNION CARBIDE CORPORATION                               275,575
      3,600  W R GRACE & COMPANY+                                     24,750
      5,500  WATSON PHARMACEUTICALS
             INCORPORATED+                                           356,813

                                                                  79,324,213
                                                                ------------
COMMUNICATIONS - 6.80%
     38,100  ADC TELECOMMUNICATIONS
             INCORPORATED+                                         1,024,533
     17,000  ALLTEL CORPORATION                                      887,188
    202,900  AT&T CORPORATION                                      5,960,188
    101,200  BELLSOUTH CORPORATION                                 4,073,300
      7,600  CENTURYTEL INCORPORATED                                 207,100
     31,600  CLEAR CHANNEL COMMUNICATIONS
             INCORPORATED+                                         1,785,400
     48,900  COMCAST CORPORATION CLASS A+                          2,001,844
     47,600  GLOBAL CROSSING LIMITED+                              1,475,600
     41,100  NEXTEL COMMUNICATIONS
             INCORPORATED+                                         1,921,425
     89,700  QWEST COMMUNICATIONS
             INTERNATIONAL INCORPORATED+                           4,311,207
    183,100  SBC COMMUNICATIONS
             INCORPORATED                                          9,155,000
     47,800  SPRINT CORPORATION (FON GROUP)                        1,401,138
     50,100  SPRINT CORPORATION (PCS
             GROUP)+                                               1,756,630
    146,800  VERIZON COMMUNICATIONS                                7,110,625
    155,200  WORLDCOM INCORPORATED+                                4,714,200

                                                                  47,785,378
                                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 7.20%
     20,400  AMSOUTH BANCORP                                         255,000
     88,700  BANK OF AMERICA CORPORATION+                          4,645,663
     39,900  BANK OF NEW YORK COMPANY
             INCORPORATED                                          2,236,894
     62,400  BANK ONE CORPORATION                                  2,410,200
     21,600  BB&T CORPORATION                                        650,702
     11,300  CHARTER ONE FINANCIAL
             INCORPORATED                                            275,438
     70,700  CHASE MANHATTAN CORPORATION                           3,265,456
    243,000  CITIGROUP INCORPORATED                               13,137,188
      8,500  COMERICA INCORPORATED                                   496,719
     25,100  FIFTH THIRD BANCORP                                   1,352,263
     53,200  FIRST UNION CORPORATION                               1,712,375
     51,800  FIRSTAR CORPORATION                                   1,159,025
     48,800  FLEETBOSTON FINANCIAL
             CORPORATION                                           1,903,200

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
      8,500  GOLDEN WEST FINANCIAL
             CORPORATION                                        $    455,813
     13,600  HUNTINGTON BANCSHARES
             INCORPORATED                                            199,750
      8,600  J P MORGAN & COMPANY
             INCORPORATED                                          1,405,025
     23,300  KEYCORP                                                 589,780
     26,400  MELLON FINANCIAL CORPORATION                          1,224,300
     32,800  NATIONAL CITY CORPORATION                               725,700
     12,000  NORTHERN TRUST CORPORATION                            1,066,500
      7,400  OLD KENT FINANCIAL CORPORATION                          214,138
     15,600  PNC FINANCIAL SERVICES GROUP                          1,014,000
     11,800  REGIONS FINANCIAL CORPORATION                           267,713
      9,100  SOUTHTRUST CORPORATION                                  286,080
      8,700  STATE STREET CORPORATION                              1,131,000
      9,400  SUMMIT BANCORP                                          324,300
     16,100  SUNTRUST BANKS INCORPORATED                             801,980
     15,300  SYNOVUS FINANCIAL CORPORATION                           324,169
     40,300  US BANCORP                                              916,825
      7,300  UNION PLANTERS CORPORATION                              241,356
     11,000  WACHOVIA CORPORATION                                    623,563
     29,100  WASHINGTON MUTUAL INCORPORATED                        1,158,544
     88,900  WELLS FARGO & COMPANY**                               4,083,844

                                                                  50,554,503
                                                                ------------
EATING & DRINKING PLACES - 0.43%
      6,600  DARDEN RESTAURANTS
             INCORPORATED                                            137,363
     71,400  MCDONALD'S CORPORATION                                2,155,388
     10,100  STARBUCKS CORPORATION+                                  404,630
      7,900  TRICON GLOBAL RESTAURANTS
             INCORPORATED+                                           241,938
      6,100  WENDY'S INTERNATIONAL
             INCORPORATED                                            122,381

                                                                   3,061,700
                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.65%
     24,700  AES CORPORATION+                                      1,691,950
     10,600  ALLIED WASTE INDUSTRIES
             INCORPORATED+                                            97,388
      7,400  AMEREN CORPORATION                                      309,875
     17,400  AMERICAN ELECTRIC POWER
             COMPANY INCORPORATED                                    680,775
      8,600  CINERGY CORPORATION                                     284,337
      5,900  CMS ENERGY CORPORATION                                  158,930
      8,600  CP&L ENERGY INCORPORATED                                358,513
      4,300  COLUMBIA ENERGY GROUP                                   305,300
     11,500  CONSOLIDATED EDISON
             INCORPORATED                                            392,438
      8,100  CONSTELLATION ENERGY GROUP                              402,975
     12,900  DOMINION RESOURCE INCORPORATED                          749,006
      7,700  DTE ENERGY COMPANY                                      294,525
     19,900  DUKE ENERGY CORPORATION                               1,706,425
      1,500  EASTERN ENTERPRISES                                      95,719
     17,600  EDISON INTERNATIONAL                                    339,900
     12,500  EL PASO ENERGY CORPORATION                              770,313
     12,000  ENTERGY CORPORATION                                     447,000

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     12,400  FIRSTENERGY CORPORATION                            $    334,025
      5,300  FLORIDA PROGRESS CORPORATION                            280,569
      9,600  FPL GROUP INCORPORATED                                  631,200
      6,600  GPU INCORPORATED                                        214,088
      7,300  KEYSPAN CORPORATION                                     292,913
      8,700  NIAGARA MOHAWK HOLDINGS
             INCORPORATED+                                           137,025
      2,500  NICOR INCORPORATED                                       90,469
      1,600  ONEOK INCORPORATED                                       63,600
      9,200  PECO ENERGY COMPANY                                     557,175
      1,900  PEOPLE'S ENERGY CORPORATION                              63,413
     20,800  PG&E CORPORATION                                        503,100
      4,600  PINNACLE WEST CAPITAL
             CORPORATION                                             234,025
      7,800  PPL CORPORATION                                         325,650
     11,600  PUBLIC SERVICE ENTERPRISE
             GROUP INCORPORATED                                      518,375
     15,900  RELIANT ENERGY INCORPORATED                             739,350
     11,000  SEMPRA ENERGY                                           228,937
     35,000  SOUTHERN COMPANY                                      1,135,313
     14,300  TEXAS UTILITIES COMPANY                                 566,637
      9,500  UNICOM CORPORATION                                      533,780
     33,600  WASTE MANAGEMENT INCORPORATED                           585,900
     23,900  WILLIAMS COMPANIES
             INCORPORATED                                          1,009,775
     18,300  XCEL ENERGY INCORPORATED                                503,250

                                                                  18,633,938
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 13.92%
      5,400  ADAPTEC INCORPORATED+                                   108,000
     16,800  ADVANCED MICRO DEVICES
             INCORPORATED+                                           396,900
     21,600  ALTERA CORPORATION+                                   1,031,400
     10,500  AMERICAN POWER CONVERSION
             CORPORATION+                                            201,468
     19,200  ANALOG DEVICES INCORPORATED+                          1,585,200
      4,400  ANDREW CORPORATION+                                     115,225
     12,000  BROADCOM CORPORATION+                                 2,925,000
     12,300  CONEXANT SYSTEMS INCORPORATED+                          515,062
      5,000  COOPER INDUSTRIES INCORPORATED                          176,250
      3,900  EATON CORPORATION                                       240,337
     23,100  EMERSON ELECTRIC COMPANY                              1,547,700
    535,100  GENERAL ELECTRIC COMPANY                             30,868,581
    362,700  INTEL CORPORATION                                    15,097,387
     50,600  JDS UNIPHASE CORPORATION+                             4,791,187
     16,800  LINEAR TECHNOLOGY CORPORATION                         1,087,800
     16,800  LSI LOGIC CORPORATION+                                  491,400
    180,400  LUCENT TECHNOLOGIES
             INCORPORATED                                          5,513,475
     15,300  MAXIM INTEGRATED PRODUCTS
             INCORPORATED+                                         1,230,693
      4,200  MAYTAG CORPORATION                                      130,463
     30,500  MICRON TECHNOLOGY
             INCORPORATED+                                         1,403,000
     10,600  MOLEX INCORPORATED                                      577,038
    117,800  MOTOROLA INCORPORATED                                 3,327,850
      9,600  NATIONAL SEMICONDUCTOR
             CORPORATION+                                            386,400

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      2,200  NATIONAL SERVICE INDUSTRIES                        $     43,038
     16,900  NETWORK APPLIANCE
             INCORPORATED+                                         2,152,638
    161,400  NORTEL NETWORKS CORPORATION                           9,613,388
      7,100  NOVELLUS SYSTEMS INCORPORATED+                          330,594
     40,300  QUALCOMM INCORPORATED+                                2,871,375
     18,400  RAYTHEON COMPANY CLASS B                                523,250
      8,200  SANMINA CORPORATION+                                    767,725
      8,600  SCIENTIFIC-ATLANTA
             INCORPORATED                                            547,175
     22,200  TELLABS INCORPORATED+                                 1,060,050
     93,400  TEXAS INSTRUMENTS INCORPORATED                        4,407,313
      3,100  THOMAS & BETTS CORPORATION                               54,056
      3,900  WHIRLPOOL CORPORATION                                   151,613
     17,800  XILINK INCORPORATED+                                  1,524,125

                                                                  97,794,156
                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.43%
      8,800  DUN & BRADSTREET CORPORATION                            303,050
      4,100  FLUOR CORPORATION                                       123,000
     24,100  HALLIBURTON COMPANY                                   1,179,394
     20,100  PAYCHEX INCORPORATED                                  1,055,250
      2,700  PERKINELMER INCORPORATED                                281,813
      6,200  QUINTILES TRANSNATIONAL
             CORPORATION+                                             98,812

                                                                   3,041,319
                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
0.39%
      1,600  BALL CORPORATION                                         50,700
      3,300  CRANE COMPANY                                            75,487
      6,800  CROWN CORK & SEAL COMPANY
             INCORPORATED                                             72,675
      8,500  FORTUNE BRANDS INCORPORATED                             225,250
     16,300  ILLINOIS TOOL WORKS
             INCORPORATED                                            910,763
     23,100  LOCKHEED MARTIN CORPORATION                             761,375
     24,700  MASCO CORPORATION                                       460,038
      3,200  SNAP-ON INCORPORATED                                     75,400
      4,700  STANLEY WORKS                                           108,394

                                                                   2,740,082
                                                                ------------
FOOD & KINDRED PRODUCTS - 3.38%
      2,000  ADOLPH COORS COMPANY                                    126,375
     49,000  ANHEUSER-BUSCH COMPANIES
             INCORPORATED                                          2,073,313
     34,200  ARCHER DANIELS MIDLAND COMPANY                          294,975
     15,000  BESTFOODS INCORPORATED                                1,091,250
      3,700  BROWN-FORMAN CORPORATION                                202,575
     22,800  CAMPBELL SOUP COMPANY                                   589,950
    133,800  COCA-COLA COMPANY                                     7,375,725
     22,600  COCA-COLA ENTERPRISES
             INCORPORATED                                            360,187
     28,800  CONAGRA FOODS INCORPORATED                              577,800
     15,400  GENERAL MILLS INCORPORATED                              546,700
     18,800  H J HEINZ COMPANY                                       696,775

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
      5,800  HERCULES INCORPORATED                              $     81,925
      7,400  HERSHEY FOODS CORPORATION                               400,525
     21,900  KELLOGG COMPANY                                         529,706
     78,000  PEPSICO INCORPORATED                                  3,588,000
      7,200  QUAKER OATS COMPANY                                     569,700
     16,600  RALSTON PURINA GROUP                                    393,213
     47,000  SARA LEE CORPORATION                                    954,687
     23,600  SEAGRAM COMPANY LIMITED                               1,355,525
     30,900  UNILEVER NV ADR                                       1,490,925
      6,100  WM WRIGLEY JR COMPANY                                   456,738

                                                                  23,756,569
                                                                ------------
FOOD STORES - 0.23%
     22,900  ALBERTSON'S INCORPORATED                                480,900
     44,600  KROGER COMPANY+                                       1,006,288
      7,600  WINN-DIXIE STORES INCORPORATED                          109,250

                                                                   1,596,438
                                                                ------------
FURNITURE & FIXTURES - 0.02%
     10,600  LEGGETT & PLATT                                         167,612
                                                                ------------
GENERAL MERCHANDISE STORES - 2.17%
      6,000  CONSOLIDATED STORES
             CORPORATION+                                             81,000
      5,100  DILLARDS INCORPORATED                                    54,187
     17,800  DOLLAR GENERAL CORPORATION                              298,150
     11,200  FEDERATED DEPARTMENT STORES
             INCORPORATED+                                           292,600
     14,100  J C PENNEY COMPANY
             INCORPORATED                                            166,556
     25,900  KMART CORPORATION+                                      155,400
     17,200  MAY DEPARTMENT STORES COMPANY                           352,600
     18,500  SEARS ROEBUCK & COMPANY                                 599,770
     49,200  TARGET CORPORATION                                    1,260,750
     15,800  TJX COMPANIES INCORPORATED                              355,500
    241,300  WAL-MART STORES INCORPORATED                         11,612,563

                                                                  15,229,076
                                                                ------------
HEALTH SERVICES - 0.28%
     30,100  HCA - THE HEALTHCARE COMPANY                          1,117,463
     20,800  HEALTHSOUTH CORPORATION+                                169,000
      5,500  MANOR CARE INCORPORATED+                                 86,281
     17,000  TENET HEALTHCARE CORPORATION                            618,375

                                                                   1,991,119
                                                                ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
      3,300  MCDERMOTT INTERNATIONAL
             INCORPORATED                                             36,300
                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     11,200  BEST BUY COMPANY INCORPORATED+                          712,600
     11,100  CIRCUIT CITY STORES                                     255,300

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
     10,000  RADIOSHACK CORPORATION                             $    646,250

                                                                   1,614,150
                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.10%
     19,900  HILTON HOTELS CORPORATION                               230,094
     13,000  MARRIOTT INTERNATIONAL
             CLASS A                                                 473,687

                                                                     703,781
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.70%
     17,600  APPLE COMPUTER INCORPORATED+                            453,200
     43,800  APPLIED MATERIALS
             INCORPORATED+                                         2,597,888
     17,900  BAKER HUGHES INCORPORATED                               664,538
      4,500  BLACK & DECKER CORPORATION                              153,844
      1,200  BRIGGS & STRATTON CORPORATION                            45,375
     18,700  CATERPILLAR INCORPORATED                                631,125
    383,400  CISCO SYSTEMS INCORPORATED+                          21,182,850
     91,800  COMPAQ COMPUTER CORPORATION                           2,531,844
      8,400  COMVERSE TECHNOLOGY
             INCORPORATED+                                           907,200
      2,200  CUMMINS ENGINE COMPANY
             INCORPORATED                                             65,863
     12,700  DEERE & COMPANY                                         422,275
    139,800  DELL COMPUTER CORPORATION+                            4,307,588
     11,000  DOVER CORPORATION                                       516,313
    117,800  EMC CORPORATION+                                     11,676,925
     17,400  GATEWAY INCORPORATED+                                   813,450
     53,900  HEWLETT-PACKARD COMPANY                               5,228,300
     95,100  IBM CORPORATION                                      10,698,750
      8,700  INGERSOLL-RAND COMPANY                                  294,712
      6,900  LEXMARK INTERNATIONAL
             INCORPORATED+                                           258,750
      6,700  PALL CORPORATION                                        133,580
     30,500  PALM INCORPORATED+                                    1,614,594
     13,800  PITNEY BOWES INCORPORATED                               544,238
     12,400  SEAGATE TECHNOLOGY
             INCORPORATED+                                           855,600
     32,500  SOLECTRON CORPORATION+                                1,499,062
      3,300  TIMKEN COMPANY                                           45,168

                                                                  68,143,032
                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     13,800  AON CORPORATION                                         541,650
      9,000  HUMANA INCORPORATED+                                     96,750
     14,700  MARSH & MCLENNAN COMPANIES
             INCORPORATED                                          1,951,425

                                                                   2,589,825
                                                                ------------
INSURANCE CARRIERS - 3.36%
      7,600  AETNA INCORPORATED                                      441,275
     14,300  AFLAC INCORPORATED                                      916,094
     39,700  ALLSTATE CORPORATION                                  1,379,575
     13,600  AMERICAN GENERAL CORPORATION                          1,060,800
    125,000  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                         11,960,938

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
INSURANCE CARRIERS (continued)
      9,400  CHUBB CORPORATION                                  $    743,775
      8,500  CIGNA CORPORATION                                       887,400
      8,700  CINCINNATI FINANCIAL
             CORPORATION                                             308,850
     17,600  CONSECO INCORPORATED                                    134,200
     12,100  HARTFORD FINANCIAL SERVICES
             GROUP                                                   882,544
      5,600  JEFFERSON-PILOT CORPORATION                             380,100
     10,300  LINCOLN NATIONAL CORPORATION                            495,688
      5,300  LOEWS CORPORATION                                       441,888
      5,300  MBIA INCORPORATED                                       376,963
      5,700  MGIC INVESTMENT CORPORATION                             348,413
      4,000  PROGRESSIVE CORPORATION                                 327,500
      6,900  SAFECO CORPORATION                                      188,025
     12,100  ST PAUL COMPANIES INCORPORATED                          596,680
      6,900  TORCHMARK CORPORATION                                   191,905
      8,700  UNITEDHEALTH GROUP
             INCORPORATED                                            859,125
     13,000  UNUMPROVIDENT CORP                                      354,250
      3,400  WELLPOINT HEALTH NETWORKS
             INCORPORATED+                                           326,400

                                                                  23,602,388
                                                                ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
      5,600  LOUISIANA-PACIFIC CORPORATION                            51,450
                                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.99%
     24,500  AGILENT TECHNOLOGIES
             INCORPORATED+                                         1,198,969
      7,100  ALLERGAN INCORPORATED                                   599,506
      2,900  BAUSCH & LOMB INCORPORATED                              112,919
     15,800  BAXTER INTERNATIONAL
             INCORPORATED                                          1,261,038
     13,700  BECTON DICKINSON & COMPANY                              362,193
      9,600  BIOMET INCORPORATED                                     336,000
     22,000  BOSTON SCIENTIFIC CORPORATION+                          361,625
      2,700  C R BARD INCORPORATED                                   114,075
      7,700  DANAHER CORPORATION                                     383,075
     16,600  EASTMAN KODAK COMPANY                                   678,525
     16,600  GUIDANT CORPORATION+                                  1,173,413
      4,600  JOHNSON CONTROLS INCORPORATED                           244,663
     10,000  KLA-TENCOR CORPORATION+                                 411,875
      3,600  MALLINCKRODT INCORPORATED                               164,250
     64,700  MEDTRONIC INCORPORATED                                3,352,269
      2,500  MILLIPORE CORPORATION                                   121,093
      6,000  PARKER-HANNIFIN CORPORATION                             202,500
     11,300  PE CORPORATION - PE BIOSYSTEMS
             GROUP                                                 1,316,450
      2,400  POLAROID CORPORATION                                     32,250
      4,500  ST JUDE MEDICAL INCORPORATED+                           229,500
      2,600  TEKTRONIX INCORPORATED                                  199,712
      9,400  TERADYNE INCORPORATED+                                  329,000
      9,400  THERMO ELECTRON CORPORATION+                            244,400
     36,000  XEROX CORPORATION                                       542,250

                                                                  13,971,550
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
METAL MINING - 0.16%
     21,400  BARRICK GOLD CORPORATION                           $    326,350
      8,300  FREEPORT MCMORAN INCORPORATED
             CLASS B+                                                 73,144
     14,200  HOMESTAKE MINING COMPANY+                                73,662
      9,800  INCO LIMITED+                                           158,025
      9,100  NEWMONT MINING CORPORATION                              154,700
      4,300  PHELPS DODGE CORPORATION                                179,525
     17,700  PLACER DOME INCORPORATED                                167,044

                                                                   1,132,450
                                                                ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
      5,500  VULCAN MATERIALS COMPANY                                221,030
                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.77%
      2,200  ARMSTRONG HOLDINGS
             INCORPORATED                                             26,262
      9,300  HASBRO INCORPORATED                                     106,369
     23,000  MATTEL INCORPORATED                                     257,313
      7,800  TIFFANY & COMPANY                                       300,787
     91,000  TYCO INTERNATIONAL LIMITED                            4,720,625

                                                                   5,411,356
                                                                ------------
MISCELLANEOUS RETAIL - 0.71%
     15,300  BED BATH & BEYOND
             INCORPORATED+                                           373,177
     24,100  COSTCO WHOLESALE CORPORATION+                           841,994
     21,100  CVS CORPORATION                                         977,194
      2,000  LONGS DRUG STORES INCORPORATED                           38,250
     16,500  OFFICE DEPOT INCORPORATED+                              128,906
     24,500  STAPLES INCORPORATED+                                   347,594
     11,700  TOYS R US INCORPORATED+                                 190,125
     54,600  WALGREEN COMPANY                                      2,071,387

                                                                   4,968,627
                                                                ------------
MOTION PICTURES - 0.80%
     71,500  TIME WARNER INCORPORATED                              5,594,875
                                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.51%
     72,000  AMERICAN EXPRESS COMPANY                              4,374,000
     39,400  ASSOCIATES FIRST CAPITAL
             CORPORATION                                           1,497,200
     10,600  CAPITAL ONE FINANCIAL
             CORPORATION                                             742,662
     14,200  CIT GROUP INCORPORATED                                  248,500
      6,200  COUNTRYWIDE CREDIT INDUSTRIES
             INCORPORATED                                            234,050
     37,600  FEDERAL HOME LOAN MORTGAGE
             CORPORATION                                           2,032,750
     54,400  FEDERAL NATIONAL MORTGAGE
             ASSOCIATION                                           3,889,600
     25,500  HOUSEHOLD INTERNATIONAL
             INCORPORATED                                          1,443,938
     46,000  MBNA CORPORATION                                      1,771,000
      7,700  PROVIDIAN FINANCIAL
             CORPORATION                                             977,900
      8,400  USA EDUCATION INCORPORATED                              404,775

                                                                  17,616,375
                                                                ------------

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
OIL & GAS EXTRACTION - 1.45%
     13,100  ANADARKO PETROLEUM CORPORATION                     $    870,626
      6,600  APACHE CORPORATION                                      390,225
     11,600  BURLINGTON RESOURCES
             INCORPORATED                                            427,025
      6,900  DEVON ENERGY CORPORATION                                415,035
     39,900  ENRON CORPORATION                                     3,496,238
      5,100  KERR-MCGEE CORPORATION                                  337,875
     19,900  OCCIDENTAL PETROLEUM
             CORPORATION                                             434,069
      5,100  ROWAN COMPANIES INCORPORATED+                           147,900
     30,800  SCHLUMBERGER LIMITED                                  2,535,225
     11,400  TRANSOCEAN SEDCO FOREX
             INCORPORATED+                                           668,325
     16,900  USX-MARATHON GROUP
             INCORPORATED                                            479,537

                                                                  10,202,080
                                                                ------------
PAPER & ALLIED PRODUCTS - 0.93%
      6,000  AVERY DENNISON CORPORATION                              278,250
      2,900  BEMIS COMPANY INCORPORATED                               93,163
      3,100  BOISE CASCADE CORPORATION                                82,343
     11,100  FORT JAMES CORPORATION                                  339,243
      9,200  GEORGIA-PACIFIC GROUP                                   216,200
     26,100  INTERNATIONAL PAPER COMPANY                             748,743
     29,100  KIMBERLY-CLARK CORPORATION                            1,624,144
      5,500  MEAD CORPORATION                                        128,563
     21,400  MINNESOTA MINING AND
             MANUFACTURING COMPANY                                 1,950,075
      9,200  PACTIV CORPORATION+                                     102,925
      1,500  POTLATCH CORPORATION                                     47,438
      2,800  TEMPLE-INLAND INCORPORATED                              106,050
      5,400  WESTVACO CORPORATION                                    144,113
     11,900  WEYERHAEUSER COMPANY                                    480,463
      5,900  WILLAMETTE INDUSTRIES
             INCORPORATED                                            165,200

                                                                   6,506,913
                                                                ------------
PERSONAL SERVICES - 0.03%
      5,300  H&R BLOCK INCORPORATED                                  196,431
                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.59%
      4,900  AMERADA HESS CORPORATION                                327,994
      3,800  ASHLAND INCORPORATED                                    128,013
     35,300  CHEVRON CORPORATION                                   3,009,325
     11,600  COASTAL CORPORATION                                     859,850
     33,600  CONOCO INCORPORATED CLASS B                             905,100
    188,200  EXXON MOBIL CORPORATION                              16,773,325
     13,800  PHILLIPS PETROLEUM COMPANY                              865,950
    115,800  ROYAL DUTCH PETROLEUM COMPANY
             NY SHARES ADR                                         6,940,763
      4,700  SUNOCO INCORPORATED                                     126,606
     29,800  TEXACO INCORPORATED                                   1,564,500
      7,800  TOSCO CORPORATION                                       243,263
     13,100  UNOCAL CORPORATION                                      464,230

                                                                  32,208,919
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
PRIMARY METAL INDUSTRIES - 0.28%
     11,800  ALCAN ALUMINUM LIMITED                             $    341,463
     46,800  ALCOA INCORPORATED                                    1,184,625
      4,400  ALLEGHENY TECHNOLOGIES
             INCORPORATED                                             79,750
      7,100  BETHLEHEM STEEL CORPORATION+                             21,300
      6,900  ENGELHARD CORPORATION                                   112,125
      4,400  NUCOR CORPORATION                                       132,550
      4,800  USX-US STEEL GROUP
             INCORPORATED                                             72,900
      4,600  WORTHINGTON INDUSTRIES
             INCORPORATED                                             43,125

                                                                   1,987,838
                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.19%
      3,500  AMERICAN GREETINGS CORPORATION                           61,250
      4,700  DOW JONES & COMPANY
             INCORPORATED                                            284,350
     14,200  GANNETT COMPANY INCORPORATED                            752,600
      4,000  HARCOURT GENERAL INCORPORATED                           236,000
      4,100  KNIGHT-RIDDER INCORPORATED                              208,330
     10,500  MCGRAW-HILL COMPANIES
             INCORPORATED                                            667,406
      2,700  MEREDITH CORPORATION                                     79,650
      9,000  NEW YORK TIMES COMPANY                                  353,813
      6,600  R R DONNELLEY & SONS COMPANY                            162,113
     16,700  TRIBUNE COMPANY                                         728,538
     81,900  VIACOM INCORPORATED CLASS B+                          4,791,150

                                                                   8,325,200
                                                                ------------
RAILROAD TRANSPORTATION - 0.22%
     21,800  BURLINGTON NORTHERN SANTA FE
             CORPORATION                                             470,063
     11,800  CSX CORPORATION                                         257,387
     20,700  NORFOLK SOUTHERN CORPORATION                            302,738
     13,400  UNION PACIFIC CORPORATION                               520,925

                                                                   1,551,113
                                                                ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.20%
      3,900  COOPER TIRE & RUBBER COMPANY                             39,243
      8,400  GOODYEAR TIRE & RUBBER COMPANY                          151,200
     14,400  NEWELL RUBBERMAID INCORPORATED                          328,500
     14,600  NIKE INCORPORATED CLASS B                               584,913
      3,100  REEBOK INTERNATIONAL LIMITED+                            58,319
      4,500  SEALED AIR CORPORATION+                                 203,625
      3,100  TUPPERWARE CORPORATION                                   55,800

                                                                   1,421,600
                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.05%
      5,800  BEAR STEARNS COMPANIES
             INCORPORATED                                            365,400
     74,600  CHARLES SCHWAB CORPORATION                            2,648,300
     13,200  FRANKLIN RESOURCES
             INCORPORATED                                            586,476
      6,600  LEHMAN BROTHERS HOLDING
             INCORPORATED                                            975,150
     43,400  MERRILL LYNCH & COMPANY
             INCORPORATED                                          2,864,400
     60,800  MORGAN STANLEY DEAN WITTER &
             COMPANY                                               5,559,400

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      8,000  PAINE WEBBER GROUP
             INCORPORATED                                       $    545,000
     12,100  STILWELL FINANCIAL
             INCORPORATED+                                           526,350
      6,600  T ROWE PRICE ASSOCIATES                                 309,788

                                                                  14,380,264
                                                                ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.68%
     15,901  CORNING INCORPORATED                                  4,722,463
      7,900  OWENS-ILLINOIS INCORPORATED+                             73,075

                                                                   4,795,538
                                                                ------------
TEXTILE MILL PRODUCTS - 0.01%
      1,800  RUSSELL CORPORATION                                      28,575
      1,000  SPRINGS INDUSTRIES
             INCORPORATED CLASS A                                     28,188

                                                                      56,763
                                                                ------------
TOBACCO PRODUCTS - 0.54%
    121,700  PHILIP MORRIS COMPANIES
             INCORPORATED                                          3,582,544
      8,800  UST INCORPORATED                                        201,300

                                                                   3,783,844
                                                                ------------
TRANSPORTATION BY AIR - 0.29%
      8,100  AMR CORPORATION+                                        264,769
      6,600  DELTA AIRLINES INCORPORATED                             292,875
     15,400  FEDEX CORPORATION+                                      682,836
     26,900  SOUTHWEST AIRLINES COMPANY                              652,325
      3,600  US AIRWAYS GROUP INCORPORATED+                          109,575

                                                                   2,002,380
                                                                ------------
TRANSPORTATION EQUIPMENT - 2.12%
      5,500  B F GOODRICH COMPANY                                    215,531
     48,500  BOEING COMPANY                                        3,055,500
      4,700  BRUNSWICK CORPORATION                                    85,775
      8,100  DANA CORPORATION                                        174,150
     30,300  DELPHI AUTOMOTIVE SYSTEMS
             CORPORATION                                             458,287
    102,300  FORD MOTOR COMPANY                                    2,589,469
     10,700  GENERAL DYNAMICS CORPORATION                            672,094
     29,000  GENERAL MOTORS CORPORATION                            1,885,000
     16,300  HARLEY-DAVIDSON INCORPORATED                            780,362
     43,300  HONEYWELL INTERNATIONAL
             INCORPORATED                                          1,542,562
      4,700  ITT INDUSTRIES INCORPORATED                             152,456
      3,200  NAVISTAR INTERNATIONAL
             CORPORATION+                                             95,800
      3,900  NORTHROP GRUMMAN CORPORATION                            354,413
      4,100  PACCAR INCORPORATED                                     151,956
     10,000  ROCKWELL INTERNATIONAL
             CORPORATION                                             302,500
      7,700  TEXTRON INCORPORATED                                    355,163
      6,700  TRW INCORPORATED                                        272,188
     25,300  UNITED TECHNOLOGIES
             CORPORATION                                           1,752,025

                                                                  14,895,231
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
TRANSPORTATION SERVICES - 0.03%
      7,000  SABRE HOLDINGS CORPORATION                         $    202,563
                                                                ------------
WATER TRANSPORTATION - 0.11%
     31,800  CARNIVAL CORPORATION                                    783,075
                                                                ------------
WHOLESALE TRADE-DURABLE GOODS - 0.06%
      9,500  GENUINE PARTS COMPANY                                   181,094
      7,100  VISTEON CORPORATION                                     107,387
      5,100  W W GRAINGER INCORPORATED                               134,194

                                                                     422,675
                                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.50%
     15,000  CARDINAL HEALTH INCORPORATED                          1,322,812
     26,900  SAFEWAY INCORPORATED+                                 1,255,894
      7,100  SUPERVALU INCORPORATED                                  106,943
     18,000  SYSCO CORPORATION                                       833,625

                                                                   3,519,274
                                                                ------------

                                                                 682,207,532
TOTAL COMMON STOCK (COST $262,341,610)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITYDATE
SHORT-TERM INSTRUMENTS - 2.93%
TIME DEPOSITS - 2.74%
$19,270,078  CAISSE DES DEPOTS ET
             CONSIGNATIONS                         6.73%      10/02/00      19,270,078
                                                                          ------------
U.S. TREASURY BILLS - 0.19%
  1,385,000  U.S. TREASURY BILLS                   5.80[::]   02/01/01       1,356,603
                                                                          ------------

                                                                            20,626,681
TOTAL SHORT-TERM INSTRUMENTS (COST
$20,627,657)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $282,969,267)*                       100.05% $702,834,213
OTHER ASSETS AND LIABILITIES, NET           (0.05)     (363,366)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $702,470,847
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
 **  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,028,084.
[::] YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $283,230,670 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $446,992,845
GROSS UNREALIZED DEPRECIATION                       (27,389,302)
                                                    -----------
NET UNREALIZED APPRECIATION                         $419,603,543

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   OTC GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
COMMON STOCK - 98.83%
APPAREL & ACCESSORY STORES - 0.37%
     3,500  HOT TOPIC INCORPORATED+                            $   105,000
                                                               -----------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.45%
     5,700  K-SWISS INCORPORATED                                   128,250
                                                               -----------
BUSINESS SERVICES - 33.78%
     1,700  ADOBE SYSTEMS INCORPORATED                             263,925
     5,100  BROADVISION INCORPORATED+                              130,369
     2,700  BROOKTROUT INCORPORATED+                                88,930
     4,900  CERNER CORPORATION+                                    227,544
     2,400  CHECK POINT SOFTWARE
            TECHNOLOGIES LIMITED+                                  378,000
     5,700  EARTHWEB INCORPORATED+                                  47,916
     9,500  FISERV INCORPORATED+                                   568,813
     3,000  I2 TECHNOLOGIES INCORPORATED+                          561,187
       900  INKTOMI CORPORATION+                                   102,600
     3,400  INTUIT INCORPORATED+                                   193,800
     1,200  LYCOS INCORPORATED+                                     82,519
     1,500  MACROMEDIA INCORPORATED+                               121,219
     1,800  MERCURY INTERACTIVE
            CORPORATION+                                           282,150
    14,700  MICROSOFT CORPORATION+                                 885,675
    10,500  NETWORK ASSOCIATES
            INCORPORATED+                                          237,563
    15,200  ORACLE CORPORATION+                                  1,197,000
     3,600  RATIONAL SOFTWARE CORPORATION+                         249,750
     6,200  SIEBEL SYSTEMS INCORPORATED+                           690,138
    11,000  SUN MICROSYSTEMS INCORPORATED+                       1,284,250
     5,200  SYMANTEC CORPORATION+                                  228,800
     2,900  VERISIGN INCORPORATED+                                 587,430
     5,600  VERITAS SOFTWARE CORPORATION+                          795,200
     4,800  YAHOO! INCORPORATED+                                   436,800

                                                                 9,641,578
                                                               -----------
CHEMICALS & ALLIED PRODUCTS - 3.55%
     6,700  GELTEX PHARMACEUTICALS
            INCORPORATED+                                          313,644
     3,200  GENZYME CORPORATION+                                   218,200
     6,862  KING PHARMACEUTICALS
            INCORPORATED+                                          229,448
     5,900  NOVEN PHARMACEUTICALS
            INCORPORATED+                                          252,225

                                                                 1,013,517
                                                               -----------
COMMUNICATIONS - 4.32%
     9,000  ADC TELECOMMUNICATIONS
            INCORPORATED+                                          242,015
     6,800  ADTRAN INCORPORATED+                                   289,319
     4,400  CIENA CORPORATION+                                     540,375
     3,400  LIGHTBRIDGE INCORPORATED+                               39,525
     5,000  METROMEDIA FIBER NETWORK
            INCORPORATED+                                          121,563

                                                                 1,232,797
                                                               -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 30.86%
     2,700  ALPHA INDUSTRIES INCORPORATED+                          91,969

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   OTC GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    11,400  ALTERA CORPORATION+                                $   544,350
     2,800  APPLIED MICRO CIRCUITS
            CORPORATION+                                           579,775
     9,200  ATMEL CORPORATION+                                     139,725
     2,800  DSP GROUP INCORPORATED+                                104,650
     3,500  INTEGRATED DEVICE TECHNOLOGY
            INCORPORATED+                                          316,750
    32,300  INTEL CORPORATION                                    1,344,488
    10,000  JDS UNIPHASE CORPORATION+                              946,875
     6,500  LINEAR TECHNOLOGY CORPORATION                          420,875
     7,400  MATTSON TECHNOLOGY
            INCORPORATED+                                          110,075
     6,300  MAXIM INTEGRATED PRODUCTS
            INCORPORATED+                                          506,756
     2,500  MICREL INCORPORATED+                                   167,500
     5,700  NETWORK APPLIANCE
            INCORPORATED+                                          726,038
     3,400  NOVELLUS SYSTEMS INCORPORATED+                         158,312
     2,800  PMC-SIERRA INCORPORATED+                               602,700
     5,100  POWERWAVE TECHNOLOGIES
            INCORPORATED+                                          193,640
     6,000  SANMINA CORPORATION+                                   561,750
     2,500  SAWTEK INCORPORATED+                                    96,289
     1,600  SDL INCORPORATED+                                      492,800
     6,200  SILICON VALLEY GROUP+                                  163,137
     6,300  XILINK INCORPORATED+                                   539,438

                                                                 8,807,892
                                                               -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.10%
     6,000  PAYCHEX INCORPORATED                                   315,000
                                                               -----------
HEALTH SERVICES - 0.78%
     3,100  EXPRESS SCRIPTS INCORPORATED+                          223,975
                                                               -----------
HOLDING & OTHER INVESTMENT OFFICES - 3.76%
    12,100  NASDAQ 100 SHARES+                                   1,073,119
                                                               -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.27%
    10,000  APPLE COMPUTER INCORPORATED+                           257,500
     6,000  APPLIED MATERIALS
            INCORPORATED+                                          355,875
     4,500  CDW COMPUTER CENTERS
            INCORPORATED+                                          310,500
    31,800  CISCO SYSTEMS INCORPORATED+                          1,756,950
     4,600  COGNEX CORPORATION+                                    181,413
     2,000  COMVERSE TECHNOLOGY
            INCORPORATED+                                          216,000
     5,250  INSIGHT ENTERPRISES
            INCORPORATED+                                          143,063
     1,900  SANDISK CORPORATION+                                   126,825
     5,700  SILICON STORAGE TECHNOLOGY
            INCORPORATED+                                          154,968

                                                                 3,503,094
                                                               -----------
INSURANCE CARRIERS - 1.08%
    10,000  OXFORD HEALTH PLANS
            INCORPORATED+                                          307,344
                                                               -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.18%
     8,900  ADVANCED ENERGY INDUSTRIES
            INCORPORATED+                                          293,700
     3,700  CYMER INCORPORATED+                                    113,544

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   OTC GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
     6,800  DENTSPLY INTERNATIONAL
            INCORPORATED                                       $   237,575
     4,950  MICROCHIP TECHNOLOGY
            INCORPORATED+                                          163,658
     2,300  POLYMEDICA CORPORATION+                                 98,613

                                                                   907,090
                                                               -----------
MISCELLANEOUS RETAIL - 2.36%
    11,000  BED BATH & BEYOND
            INCORPORATED+                                          268,297
     4,300  DOLLAR TREE STORES
            INCORPORATED+                                          174,419
     5,800  MICHAELS STORES INCORPORATED+                          232,000

                                                                   674,716
                                                               -----------
TRANSPORTATION BY AIR - 0.39%
     4,500  NORTHWEST AIRLINES
            CORPORATION+                                           110,531
                                                               -----------
WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
     6,200  UNITED STATIONERS
            INCORPORATED+                                          166,625
                                                               -----------

                                                                28,210,528
TOTAL COMMON STOCK (COST $28,353,923)
                                                               -----------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.24%
REPURCHASE AGREEMENTS - 1.24%
$  355,991  BANC OF AMERICA NT & SA
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.65%      10/02/00         355,991
                                                                          -----------

                                                                              355,991
TOTAL SHORT-TERM INSTRUMENTS (COST
$355,991)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,709,914)*                        100.07% $28,566,519
OTHER ASSETS AND LIABILITIES, NET           (0.07)     (21,038)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $28,545,481
                                          -------  -----------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $2,695,979
GROSS UNREALIZED DEPRECIATION                       (2,839,374)
                                                    ---------
NET UNREALIZED DEPRECIATION                         $(143,395)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                                EQUITY          OTC
                                                 INDEX       GROWTH
-------------------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE
     COST BELOW)........................  $702,834,213  $28,566,519
    CASH................................        59,600            0
    COLLATERAL FOR SECURITIES LOANED....    78,163,828            0
    RECEIVABLE FOR DIVIDENDS AND
     INTEREST AND OTHER RECEIVABLES.....       537,536        2,613
    RECEIVABLE FOR INVESTMENTS SOLD.....         7,815            0
    RECEIVABLE FOR FUND SHARES ISSUED...       590,076       12,569
    PREPAID EXPENSES AND OTHER ASSETS...         1,622            0
                                          ------------  -----------
TOTAL ASSETS............................   782,194,690   28,581,701
                                          ------------  -----------

LIABILITIES
    PAYABLE FOR FUND SHARES REDEEMED....       530,676            0
    PAYABLE FOR SECURITIES LOANED.......    78,163,828            0
    PAYABLE TO INVESTMENT ADVISOR AND
     AFFILIATES.........................       314,033       18,536
    PAYABLE TO OTHER RELATED PARTIES....       178,569        5,989
    PAYABLE FOR DAILY VARIATION MARGIN
     ON FUTURES CONTRACTS...............       305,475            0
    ACCRUED EXPENSES AND OTHER
     LIABILITIES........................       231,262       11,695
                                          ------------  -----------
TOTAL LIABILITIES.......................    79,723,843       36,220
                                          ------------  -----------
TOTAL NET ASSETS........................  $702,470,847  $28,545,481
                                          ------------  -----------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------
    PAID-IN CAPITAL.....................  $205,645,663  $28,495,365
    UNDISTRIBUTED NET INVESTMENT INCOME
     (LOSS).............................     2,463,601            0
    UNDISTRIBUTED NET REALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS..............    75,160,237      193,511
    NET UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND
     LIABILITIES IN FOREIGN
     CURRENCIES.........................   419,864,946     (143,395)
    NET UNREALIZED APPRECIATION
     (DEPRECIATION) OF FUTURES..........      (663,600)           0
                                          ------------  -----------
TOTAL NET ASSETS........................  $702,470,847  $28,545,481
                                          ------------  -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------
  NET ASSETS - CLASS A..................  $596,082,507          N/A
  SHARES OUTSTANDING - CLASS A..........     7,050,952          N/A
  NET ASSET VALUE PER SHARE -
    CLASS A.............................  $      84.54          N/A
  MAXIMUM OFFERING PRICE PER SHARE -
    CLASS A(1)..........................  $      89.70          N/A
  NET ASSETS - CLASS B..................  $ 96,378,449          N/A
  SHARES OUTSTANDING - CLASS B..........     1,146,577          N/A
  NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - CLASS B.....................  $      84.06          N/A
  NET ASSETS - CLASS O..................  $ 10,009,891  $28,545,481
  SHARES OUTSTANDING - CLASS O..........       116,912    2,832,321
  NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - CLASS O.....................  $      85.62  $     10.08
                                          ------------  -----------
INVESTMENTS AT COST (NOTE 9)............  $282,969,267  $28,709,914
                                          ------------  -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS
               STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                              EQUITY         OTC
                                               INDEX  GROWTH (1)
----------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS.............................  $8,129,548  $      553
  INTEREST..............................     840,574      26,534
  SECURITIES LENDING INCOME.............     145,279           0
                                          ----------  ----------
TOTAL INVESTMENT INCOME (LOSS)..........   9,115,401      27,087
                                          ----------  ----------

EXPENSES
  ADVISORY FEES.........................   1,824,012      30,583
  ADMINISTRATION FEES...................   1,094,408       7,057
  CUSTODY FEES..........................     131,508         941
  SHAREHOLDER SERVICING FEES............   1,823,168      11,763
  PORTFOLIO ACCOUNTING FEES.............     119,447      10,822
  TRANSFER AGENT
    CLASS A.............................     806,739         N/A
    CLASS B.............................     212,747         N/A
    CLASS O.............................         169       3,294
  DISTRIBUTION FEES
    CLASS A.............................           0         N/A
    CLASS B.............................     666,918         N/A
    CLASS O.............................           0           0
  LEGAL AND AUDIT FEES..................      75,923       3,230
  REGISTRATION FEES.....................      40,536       3,830
  DIRECTORS' FEES.......................       5,086         873
  SHAREHOLDER REPORTS...................     126,834       2,394
  OTHER.................................      47,254       1,585
                                          ----------  ----------
TOTAL EXPENSES..........................   6,974,749      76,372
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES...  (1,130,732)    (15,056)
                                          ----------  ----------
  NET EXPENSES..........................   5,844,017      61,316
                                          ----------  ----------
NET INVESTMENT INCOME (LOSS)............   3,271,384     (34,229)
                                          ----------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES............................  76,879,551     227,740
  FINANCIAL FUTURES TRANSACTIONS........    (279,656)          0
                                          ----------  ----------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS...........................  76,599,895     227,740
                                          ----------  ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES............................   3,819,957    (143,395)
  FINANCIAL FUTURES TRANSACTIONS........     139,975           0
                                          ----------  ----------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS.........   3,959,932    (143,395)
                                          ----------  ----------
                                          ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS........................  80,559,827      84,345
                                          ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $83,831,211 $   50,116
                                          ----------  ----------

(1)  THIS FUND COMMENCED OPERATIONS ON AUGUST 3, 2000.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                                   EQUITY INDEX                  OTC GROWTH (1)
                                     ----------------------------------------  -------------------
                                                 FOR THE              FOR THE              FOR THE
                                              YEAR ENDED           YEAR ENDED         PERIOD ENDED
                                      SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS.............  $      678,042,470   $      536,277,099   $                0
OPERATIONS:
  NET INVESTMENT INCOME (LOSS).....           3,271,384            4,142,194              (34,229)
  NET REALIZED GAIN (LOSS) ON SALE
    OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS..........          76,599,895           30,876,204              227,740
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF
    ASSETS AND LIABILITIES IN
    FOREIGN CURRENCIES.............           3,959,932          106,433,974             (143,395)
                                     ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET
  ASSETS   RESULTING FROM
  OPERATIONS.......................          83,831,211          141,452,372               50,116
                                     ------------------   ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................            (800,898)          (4,167,469)                 N/A
    CLASS B........................                  (3)                   0                  N/A
    CLASS O........................                   0                    0                    0
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................         (24,468,798)         (26,108,859)                 N/A
    CLASS B........................          (3,014,562)          (1,095,863)                 N/A
    CLASS O........................                 (10)                   0                    0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................          48,788,411           69,401,290                  N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................          25,103,225           31,362,005                  N/A
  COST OF SHARES REDEEMED -
    CLASS A........................        (139,374,689)        (115,068,851)                 N/A
                                     ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....         (65,483,053)         (14,305,556)                 N/A
                                     ------------------   ------------------   ------------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................          40,397,622           49,781,286                  N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................           2,930,535            1,083,255                  N/A
  COST OF SHARES REDEEMED -
    CLASS B........................         (18,976,214)          (4,874,045)                 N/A
                                     ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....          24,351,943           45,990,496                  N/A
                                     ------------------   ------------------   ------------------
  PROCEEDS FROM SHARES SOLD -
    CLASS O........................          10,031,924                  250           28,495,365
  REINVESTMENT OF DIVIDENDS -
    CLASS O........................                   0                    0                    0
  COST OF SHARES REDEEMED -
    CLASS O........................             (19,377)                   0                    0
                                     ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS O.....          10,012,547                  250           28,495,365
                                     ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................          24,428,377          141,765,371           28,545,481
                                     ------------------   ------------------   ------------------
NET ASSETS:
  ENDING NET ASSETS................  $      702,470,847   $      678,042,470   $       28,545,481
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A............             580,706              891,085                  N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A............             298,520              436,527                  N/A
  SHARES REDEEMED - CLASS A........          (1,649,480)          (1,495,986)                 N/A
                                     ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............            (770,254)            (168,374)                 N/A
                                     ------------------   ------------------   ------------------
  SHARES SOLD - CLASS B............             480,807              634,985                  N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS B............              34,781               15,222                  N/A
  SHARES REDEEMED - CLASS B........            (224,994)             (63,325)                 N/A
                                     ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............             290,594              586,882                  N/A
                                     ------------------   ------------------   ------------------
  SHARES SOLD - CLASS O............             117,127                    3            2,832,321
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS O............                   0                    0                    0
  SHARES REDEEMED - CLASS O........                (218)                   0                    0
                                     ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS O............             116,909                    3            2,832,321
                                     ------------------   ------------------   ------------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME................  $        2,463,601   $                0   $                0
                                     ------------------   ------------------   ------------------

(1)  THIS FUND COMMENCED OPERATIONS ON AUGUST 3, 2000.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS           DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET                FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT                REALIZED
                               SHARE      (LOSS)     INVESTMENTS      INCOME                   GAINS
----------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
----------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   78.14        0.33            9.36       (0.10)                  (3.19)
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   64.93        0.53           16.54       (0.53)                  (3.33)
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   70.32        0.33           (5.39)      (0.33)                   0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   49.60        0.48           22.31       (0.48)                  (1.59)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   46.24        0.25            4.61       (0.25)                  (1.25)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....  $   41.45        0.42            4.79       (0.42)                   0.00
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   31.42        0.59           10.65       (0.59)                  (0.62)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   78.19       (0.16)           9.21        0.00                   (3.18)
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   65.03       (0.03)          16.52        0.00                   (3.33)
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   70.41        0.04           (5.38)      (0.04)                   0.00
FEBRUARY 17, 1998 (6) TO
  MARCH 31, 1998.........  $   65.18       (0.01)           5.24        0.00                    0.00
CLASS O
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   78.73       (0.35)          10.45        0.00                   (3.21)
FEBRUARY 1, 1999 (6) TO
  SEPTEMBER 30, 1999.....  $   78.00        0.44            0.45       (0.16)                   0.00

OTC GROWTH FUND
----------------------------------------------------------------------------------------------------
CLASS O
AUGUST 3, 2000 (6) TO
  SEPTEMBER 30, 2000.....  $   10.00       (0.01)           0.09        0.00                    0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 8).
(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIOD SHOWN.
(3) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(4) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(5) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE CORPORATE STOCK MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 26, 1999 TO SEPTEMBER 30, 1999 WERE 3% AND $0.0285 RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
(6)  COMMENCEMENT OF OPERATIONS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                 STOCK FUNDS
--------------------------------------------------------------------------------

                              ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  ------------------------------------------               PORTFOLIO      NET ASSETS AT
                           VALUE PER  NET INVESTMENT          NET          GROSS        TOTAL   TURNOVER      END OF PERIOD
                               SHARE   INCOME (LOSS)     EXPENSES    EXPENSES(1)    RETURN(2)       RATE    (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   84.54          0.54%        0.71%          0.85%       12.43%         8%      $     596,083
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   78.14          0.68%        0.71%          0.80%       26.82%         6%      $     611,111
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   64.93          0.94%        0.71%          0.77%       (7.22)%        6%      $     518,778
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   70.32          0.80%(3)     0.89%(3)       0.95%(3)    46.48%         4%(4)   $     578,882
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   49.60          1.02%(3)     0.97%(3)       1.07%(3)    10.63%         2%(4)   $     406,739
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....  $   46.24          1.28%(3)     1.01%(3)       1.08%(3)    12.60%         1%(5)   $     370,439
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   41.45          1.59%        0.96%          1.00%       35.99%         6%      $     327,208
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   84.06         (0.21)%       1.46%          1.72%       11.58%         8%      $      96,378
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   78.19         (0.06)%       1.45%          1.61%       25.86%         6%      $      66,931
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   65.03          0.14%        1.45%          1.58%       (7.59)%        6%      $      17,499
FEBRUARY 17, 1998 (6) TO
  MARCH 31, 1998.........  $   70.41         (0.19)%       1.45%          1.64%        8.02%         4%      $       3,811
CLASS O
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   85.62          0.81%        0.50%          0.69%       12.87%         8%      $      10,010
FEBRUARY 1, 1999 (6) TO
  SEPTEMBER 30, 1999.....  $   78.73          0.00%        0.00%          0.00%       27.22%         6%      $           0

OTC GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS O
AUGUST 3, 2000 (6) TO
  SEPTEMBER 30, 2000.....  $   10.08         (0.73)%       1.30%          1.62%        0.80%         9%      $      28,545

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 8).
(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIOD SHOWN.
(3) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(4) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(5) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE CORPORATE STOCK MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 26, 1999 TO SEPTEMBER 30, 1999 WERE 3% AND $0.0285 RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
(6)  COMMENCEMENT OF OPERATIONS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 65 separate series. These financial statements present the Equity Index and OTC Growth Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares. The Equity Index Fund was reorganized from a series of Stagecoach Funds, Inc., the Stagecoach Equity Index Fund.
   The OTC Growth Fund commenced operations on August 3, 2000 as a Fund of the Trust.
   The Equity Index Fund offers Class A, Class B, and Class O shares. The OTC Growth Fund only offers Class O shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Dividend income is recognized on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS
   The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2000, the Equity Index Fund held the following long futures contracts:

                                                                     Notional     Net Unrealized
    Fund          Contracts         Type         Expiration Date  Contract Value   Depreciation
    EQUITY INDEX   53 LONG       S&P 500 INDEX    DECEMBER 2000    $19,261,525      $ (663,600)

   The Equity Index Fund has pledged to brokers cash for initial margin requirements with a par value of $1,385,000.

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the year ended September 30, 2000 were as follows:

    Fund                                      Securities   Collateral
    EQUITY INDEX FUND                         $71,618,971  $78,163,828

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                         Undistributed Net   Undistributed Net       Paid-in
                                         Investment Income  Realized Gain/(Loss)     Capital
    EQUITY INDEX FUND                        $ (6,882)            $  6,881          $       1

    OTC GROWTH FUND                            34,229              (34,229)                 0

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income and distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2000.

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    EQUITY INDEX FUND                                                      0.25

    OTC GROWTH FUND                                                        0.65

   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Equity Index Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million.
   Golden Capital Management, a division of Smith Asset Management Group, LP ("SAMG"), acts as sub-advisor to the OTC Growth Fund. SAMG is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets up to $250 million, 0.23% for the next $250 million, and 0.20% of the Fund's average daily net assets in excess of $500 million.
   Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into a separate advisory contract on behalf of the predecessor Equity Index Fund with WFB. Pursuant to the contract, WFB had agreed to provide the Fund with daily portfolio management. Under the prior contract with the Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.25% of the predecessor Equity Index Fund's average daily net assets.

4. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, WFB served as Administrator for the predecessor Equity Index Fund at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.

5. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

   Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement.

6. SHAREHOLDER SERVICING FEES
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.20% of the average daily net assets of the Equity Index Fund Class O shares and 0.25% of the average daily net assets of the OTC Growth Fund Class O shares.
   The shareholder servicing fees paid on behalf of the Funds for the year ended September 30, 2000 were as follows:

    Fund                                                Class O
    EQUITY INDEX FUND                                   $ 3,377

    OTC GROWTH FUND                                      11,763

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. During the period, WFB provided sub-portfolio accounting services to the Equity Index Fund. For these services WFB was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into a contract on behalf of the predecessor Equity Index Fund with WFB, whereby WFB was responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, WFB was entitled to a monthly base fee from the Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
   The Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2000, were waived by WFB.

9. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended September 30, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    EQUITY INDEX FUND                            $55,295,098      $112,753,169

    OTC GROWTH FUND                               30,907,576         2,781,392

STOCK FUNDS                                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

   We have audited the accompanying statements of assets and liabilities of Equity Index Fund and OTC Growth Fund, two portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of September 30, 2000, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented on pages 26 to 27. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2000, the results of their operations, changes in their net assets and the financial highlights for the class and periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP

  San Francisco, California
  November 3, 2000

TAX INFORMATION                                                      STOCK FUNDS
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
   Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Equity Index Fund designates 100% of its net investment income distributed during the year as qualifying for the corporate dividends-received deduction.
   Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Equity Index Fund designates $101,045,493 as capital gain dividends for the year.

STOCK FUNDS                                                LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
STEERS         --  STRUCTURED ENHANCED RETURN TRUST
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

More information about Wells Fargo is available free upon request. To obtain literature, please write, fax or e-mail to:


Wells Fargo Funds
P.O. Box 8266
Boston MA 02266-8266
Fax: 1-415-977-9301
E-mail: WFFUNDS@wellsfargo.com


Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.


Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliate with Stephens Inc.


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.


DATED MATERIAL
PLEASE EXPEDITE

                                                                  Bulk Rate
[WELLS FARGO FUNDS LOGO]                                         U.S. Postage
P.O. Box 8266                                                        PAID
Boston, MA 02266-8266                                           Permit No. 2145
                                                                  Newark, NJ





                                                                 AR 017 (11/00)